Average Annual Total Returns - FidelityContrafund-RetailPRO - FidelityContrafund-RetailPRO - Fidelity Contrafund	Mar. 01, 2024
Fidelity Contrafund | Return Before Taxes
Average Annual Return:
Past 1 year	39.33%
Past 5 years	16.46%
Past 10 years	12.82%
Fidelity Contrafund | After Taxes on Distributions
Average Annual Return:
Past 1 year	37.83%
Past 5 years	14.41%
Past 10 years	11.02%
Fidelity Contrafund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	24.17%
Past 5 years	13.01%
Past 10 years	10.19%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%